Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Dreyfus Institutional Reserves Funds
Entity Central Index Key	0001423799
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Dreyfus Institutional Preferred Treasury Obligations Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Institutional Preferred Treasury Obligations Fund
Class Name	Institutional Shares
Trading Symbol	DNSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Institutional Preferred Treasury Obligations Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000
investment
)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares *	$ 5	0.10% **
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.10%	[1],[2]
Net Assets	$ 744,000,000
Holdings Count | Holding	45
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings
$ 744	45

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24 ) Allocation of Holdings (Based on Net Assets)
Dreyfus Institutional Preferred Treasury Obligations Fund - Hamilton Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Institutional Preferred Treasury Obligations Fund
Class Name	Hamilton Shares
Trading Symbol	DHLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Institutional Preferred Treasury Obligations Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000
investment
)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamilton Shares *	$ 8	0.15% **
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.

Expenses Paid, Amount	$ 8	[1]
Expense Ratio, Percent	0.15%	[1],[2]
Net Assets	$ 744,000,000
Holdings Count | Holding	45
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings
$ 744	45

Holdings [Text Block]
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Portfolio Holdings (as of 10/31/24 ) Allocation of Holdings (Based on Net Assets)

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
[2]	Annualized.